Securities Act Registration No. 333-01073

Investment Company Act Registration No. 811-07537

As filed with the Securities and Exchange Commission on May 17, 2019

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 38	/X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/
Amendment No. 41	/X /
(Check appropriate box or boxes)

ROYCE CAPITAL FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York 10151
(Address of principal executive offices) (Zip Code)

(212) 508-4500
(Registrant's Telephone Number, including Area Code)

Christopher D. Clark, President
The Royce Fund
745 Fifth Avenue, New York, New York 10151
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(i)
/ /	on (date) pursuant to paragraph (a)(i)
/ /	75 days after filing pursuant to paragraph (a)(ii)
/ /	on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages:

Index to Exhibits is located on page:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 17th day of May, 2019.

The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the Commission has approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

ROYCE CAPITAL FUND
By:	/s/ Christopher D. Clark Christopher D. Clark, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce Charles M. Royce	Trustee	May 17, 2019
/s/ Christopher D. Clark Christopher D. Clark	President and Trustee (Principal Executive Officer)	May 17, 2019
/s/ Peter K. Hoglund Peter K. Hoglund	Treasurer (Principal Financial and Accounting Officer)	May 17, 2019
/s/ Patricia W. Chadwick Patricia W. Chadwick	Trustee	May 17, 2019
/s/ Christopher C. Grisanti Christopher C. Grisanti	Trustee	May 17, 2019
/s/ Stephen L. Isaacs Stephen L. Isaacs	Trustee	May 17, 2019
/s/ Arthur S. Mehlman Arthur S. Mehlman	Trustee	May 17, 2019
/s/ David L. Meister David L. Meister	Trustee	May 17, 2019
/s/ G. Peter O’Brien G. Peter O’Brien	Trustee	May 17, 2019
/s/ Michael K. Shields Michael K. Shields	Trustee	May 17, 2019

NOTICE

        A copy of the Trust Instrument of Royce Capital Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase